Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2020	Mar. 29, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 6,264	$ 5,485
Gross increases-tax positions in prior period	4,863	2,411
Gross decreases-tax positions in prior period settlement	(8,513)
Lapse in statute of limitations	(55)	(1,632)
Balance at end of period	$ 2,559	$ 6,264